SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300

+1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

March 10, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Registration Statement of Victory Portfolios IV on Form N-1A

Ladies and Gentlemen:

On behalf of Victory Portfolios IV (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) Pre-effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of the Amendment is to make changes in response to the staff of the Commission’s comments to Pre-effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2025, which were provided on March 6, 2025. Once effective, the Amendment will register shares of each series of the Registrant identified below.

1.Victory Pioneer AMT-Free Municipal Fund

2.Victory Pioneer Balanced Fund

3.Victory Pioneer Bond Fund

4.Victory Pioneer CAT Bond Fund

5.Victory Pioneer Core Equity Fund

6.Victory Pioneer Active Credit Fund

7.Victory Pioneer Disciplined Growth Fund

8.Victory Pioneer Disciplined Value Fund

9.Victory Pioneer Equity Income Fund

10.Victory Pioneer Equity Premium Income Fund

11.Victory Pioneer Floating Rate Fund

12.Victory Pioneer Fund

13.Victory Pioneer Fundamental Growth Fund

14.Victory Pioneer Global Equity Fund

15.Victory Pioneer Global Growth Fund

16.Victory Pioneer Global Value Fund

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

17.Victory Pioneer High Income Municipal Fund

18.Victory Pioneer High Yield Fund

19.Victory Pioneer International Equity Fund

20.Victory Pioneer Intrinsic Value Fund

21.Victory Pioneer Mid Cap Value Fund

22.Victory Pioneer Multi-Asset Income Fund

23.Victory Pioneer Multi-Asset Ultrashort Income Fund

24.Victory Pioneer Securitized Income Fund

25.Victory Pioneer Select Mid Cap Growth Fund

26.Victory Pioneer Short Term Income Fund

27.Victory Pioneer Solutions - Balanced Fund

28.Victory Pioneer Strategic Income Fund

29.Victory Pioneer U.S. Government Money Market Fund

If you have any questions concerning the filing, please call me at 212-839-8679.

Very truly yours,

/s/ Matthew J. Kutner

Matthew J. Kutner

Sidley Austin LLP, as counsel to the Funds

cc:Thomas Perna, Chair

Thomas Dusenberry, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Carol Trevino, Victory Capital Management Inc.

Patricia McClain, Victory Capital Management Inc.

Sean Fox, Victory Capital Management Inc.

Jay G. Baris, Sidley Austin LLP

John M. Ekblad, Sidley Austin LLP